DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

22.  DISCONTINUED OPERATIONS

Disposition of VIEs and VIE subsidiaries

On July 23, 2021, the Group terminated all of its lottery business-related VIE contracts for nil consideration and disposed of its Chinese lottery-related business.

From July 23, 2021, the Group no longer retained any financial interest over lottery business related VIEs and accordingly deconsolidated lottery business related VIEs’ financial statements from the Group’s consolidated financial statements. The disposal of lottery business related VIEs represented a strategic shift and has a major effect on the Group’s result of operations. Accordingly, revenues, expenses and cash flows related to lottery business related VIEs have been reclassified in the consolidated financial statements as discontinued operations for the six months ended June 30, 2021.

The condensed cash flows of lottery business related VIEs were as follows for the six months ended June 30, 2021:

For the six months ended June 30,
2021
US$
Net cash used in operating activities	(2,798)
Net cash provided by investing activities	799
Net cash used in financing activities	(26,117)

Effect of foreign exchange on cash	(10)

The operating results from discontinued operations included in the Group’s unaudited interim condensed consolidated statements of comprehensive loss were as follows for the six months ended June 30, 2021:

For the six months ended June 30,
2021
US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	980
Cost of revenue	(163)
Sales and marketing	(462)
General and administrative	(2,058)
Service development expenses	(530)
Other income that are not major	56
Loss from discontinued operations, before income tax	(2,177)
Income tax expense	—
Loss from discontinued operations, net of income tax	(2,177)